Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid to our NEOs and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC. The disclosure does not necessarily reflect value actually realized by the NEOs or how the Compensation Committee evaluates compensation decisions in light of Company or individual performance. Refer to the Executive Compensation - Overview section for a discussion of the Company's performance in 2025.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEO(1)	Average Compensation Actually Paid to Non-PEO NEO(1)(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(3)	Net Income (Loss) (Thousands $)(4)
2025	$2,189,467	$2,257,912	$1,022,879	$1,039,899	$11.65	($45,724)
2024	$4,310,914	$2,003,459	$1,671,263	$961,606	$10.67	$7,167
2023	$2,039,280	($206,557)	$997,179	$390,003	$30.67	($61,319)

(1)
Summary Compensation Table amounts reported include the fair value of stock grants calculated in accordance with ASC 718, rather than the cash amounts paid to or realized by the named individual. Mr. Amoroso served as our principal executive officer (“PEO”) for the full year in 2023, 2024 and 2025. The Non-PEO Named Executive Officers (the “Non-PEO NEOs”) include the following individuals: for fiscal year 2025, Mr. Kelly and Mr. Scimeca, for fiscal year 2024, Mr. Kelly and Dr. Smith, and for fiscal year 2023, Mr. Kelly and Dr. List.

(2)
The following amounts were deducted from or added to the Summary Compensation Table total compensation in accordance with the SEC-mandated adjustments to calculate compensation actually paid to our PEO and average compensation actually paid to our Non-PEO NEOs for 2024 and 2025:

PEO Summary Compensation Table Total to Compensation Actually Paid Reconciliation

Fiscal Year	2023	2024	2025
Summary Compensation Table Total	$2,039,280	$4,310,914	$2,189,467
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year as reported in the Summary Compensation Table for Applicable Fiscal Year	($967,976)	($3,216,563)	($1,025,086)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	$291,993	$1,217,219	$846,102
+/- Change in Fair Value as of Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	($1,139,232)	($286,857)	$77,654
+/- Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($430,622)	($21,254)	$182,795
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	($13,020)
Compensation Actually Paid	($206,557)	$2,003,459	$2,257,912

Non-PEO NEO Average Summary Compensation Table Total to Average Compensation Actually Paid Reconciliation

Fiscal Year	2023	2024	2025
Summary Compensation Table Total	$997,179	$1,671,263	$1,022,879
- Grant Date Fair Value of “Stock Awards” Granted in Fiscal Year as reported in the Summary Compensation Table for Applicable Fiscal Year	($320,638)	($1,015,474)	($334,530)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	$96,722	$383,724	$276,120
+/- Change in Fair Value as of Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	($284,539)	($74,832)	$24,618
+/- Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($98,721)	($3,075)	$51,904
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	($1,092)
Compensation Actually Paid	$390,003	$961,606	$1,039,899

(3)
Cumulative Total Shareholder Return (“TSR”) is the calculated difference between our share price at the end and the beginning of the applicable measurement period, and our share price at the beginning of the measurement period. To perform this calculation, we assume a $100 investment on December 31, 2023.

(4)	The dollar amount reported represents the amount of net income (loss) reflected in our audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
Summary Compensation Table amounts reported include the fair value of stock grants calculated in accordance with ASC 718, rather than the cash amounts paid to or realized by the named individual. Mr. Amoroso served as our principal executive officer (“PEO”) for the full year in 2023, 2024 and 2025. The Non-PEO Named Executive Officers (the “Non-PEO NEOs”) include the following individuals: for fiscal year 2025, Mr. Kelly and Mr. Scimeca, for fiscal year 2024, Mr. Kelly and Dr. Smith, and for fiscal year 2023, Mr. Kelly and Dr. List.

PEO Total Compensation Amount	$ 2,189,467	$ 4,310,914	$ 2,039,280
PEO Actually Paid Compensation Amount	$ 2,257,912	2,003,459	(206,557)
Adjustment To PEO Compensation, Footnote
(2)
The following amounts were deducted from or added to the Summary Compensation Table total compensation in accordance with the SEC-mandated adjustments to calculate compensation actually paid to our PEO and average compensation actually paid to our Non-PEO NEOs for 2024 and 2025:

PEO Summary Compensation Table Total to Compensation Actually Paid Reconciliation

Fiscal Year	2023	2024	2025
Summary Compensation Table Total	$2,039,280	$4,310,914	$2,189,467
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year as reported in the Summary Compensation Table for Applicable Fiscal Year	($967,976)	($3,216,563)	($1,025,086)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	$291,993	$1,217,219	$846,102
+/- Change in Fair Value as of Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	($1,139,232)	($286,857)	$77,654
+/- Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($430,622)	($21,254)	$182,795
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	($13,020)
Compensation Actually Paid	($206,557)	$2,003,459	$2,257,912

Non-PEO NEO Average Total Compensation Amount	$ 1,022,879	1,671,263	997,179
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,039,899	961,606	390,003
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following amounts were deducted from or added to the Summary Compensation Table total compensation in accordance with the SEC-mandated adjustments to calculate compensation actually paid to our PEO and average compensation actually paid to our Non-PEO NEOs for 2024 and 2025:

Non-PEO NEO Average Summary Compensation Table Total to Average Compensation Actually Paid Reconciliation

Fiscal Year	2023	2024	2025
Summary Compensation Table Total	$997,179	$1,671,263	$1,022,879
- Grant Date Fair Value of “Stock Awards” Granted in Fiscal Year as reported in the Summary Compensation Table for Applicable Fiscal Year	($320,638)	($1,015,474)	($334,530)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	$96,722	$383,724	$276,120
+/- Change in Fair Value as of Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	($284,539)	($74,832)	$24,618
+/- Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($98,721)	($3,075)	$51,904
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	($1,092)
Compensation Actually Paid	$390,003	$961,606	$1,039,899

Compensation Actually Paid vs. Total Shareholder Return
Relationship of Compensation Actually Paid and Our Total Shareholder Return
The Summary Compensation Table (“SCT”) total for our PEO and compensation actually paid (“CAP”) to our PEO was relatively aligned for 2025. For 2024 and 2023, CAP to our PEO was markedly less than the SCT total. This was largely a result of the fluctuations in our stock price, which is directly linked to CAP, as well as total shareholder return (“TSR”). Use of the term “compensation actually paid” is required by the SEC’s rules and, as a result of the calculation methodology required by the SEC, such amounts differ from “total” compensation reported in the Summary Compensation Table for the applicable fiscal year actually earned, realized or received by the NEOs.
CAP to our PEO and the average of the CAP to our other NEOs and TSR was relatively aligned from 2024 to 2025. Consistent with leading peers in the research and development stage gene editing industry, there was not consistent alignment between CAP and TSR from 2023 to 2024.
Although we are not required to report peer group TSR as a smaller reporting company, for the three year period from December 31, 2023 to December 31, 2025, our TSR was consistent with the range of TSR of other leading research and development stage gene editing peers, including Editas Medicine, Inc., Prime Medicine, Inc., Verve Therapeutics, Inc., Sangamo Therapeutics, Inc., Intellia Therapeutics, Inc., and Metagenomi, Inc. (whose initial public offering closed in February 2024). This suggests that our TSR, consistent with the TSR of these peer companies, was primarily driven by the stock performance of non-commercial revenue generating companies in the gene editing sector rather than our operational performance.

Compensation Actually Paid vs. Net Income
Relationship of Compensation Actually Paid and Our Net Income
We are a clinical stage company focused on bringing two gene editing therapies for high unmet need diseases to patients. It is common for pre-commercial revenue biotechnology companies like ours to be in a net loss position. As previously noted, we evaluate and base our executive compensation in alignment with industry benchmarks as determined by compensation consultants engaged by the compensation committee. Accordingly, there is not a consistent relationship between CAP to our PEO and the average of the CAP to our other NEOs and net income from 2024 to 2025. CAP to our PEO and the average of the CAP to our other NEOs increased from 2024 to 2025 in general alignment with an increase in net income from 2023 to 2024, which was primarily driven by recognition of collaboration and licensing revenue.

Total Shareholder Return Amount	$ 11.65	10.67	30.67
Net Income (Loss)	$ (45,724,000)	$ 7,167,000	$ (61,319,000)
PEO Name	Mr. Amoroso	Mr. Amoroso	Mr. Amoroso
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,025,086)	$ (3,216,563)	$ (967,976)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	846,102	1,217,219	291,993
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	77,654	(286,857)	(1,139,232)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	182,795	(21,254)	(430,622)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,020)	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(334,530)	(1,015,474)	(320,638)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	276,120	383,724	96,722
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,618	(74,832)	(284,539)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,904	(3,075)	(98,721)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,092)	$ 0	$ 0